Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 6,117	$ 6,986	$ 20,318	$ 22,312
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for bad debts	1,210	21	20	265
Provision for obsolete inventory	(265)	0	(1,036)	$ 1,483
Change in fair value of investments held for trading			168
Depreciation and amortization	8,331	7,777	8,542	$ 7,238
Loss on disposition of assets	162	0	1,300	0
Change in value of derivative liability	(57)	89	(25)	0
Change in fair value of warrant liability	14,459	6,769	1,711	(7,626)
Deferred income taxes	(1,058)	352	(915)	4,513
Changes in operating assets and liabilities:
Trade accounts receivables	(18,869)	(10,710)	(5,002)	(20,891)
Deferred income taxes			466	98
Inventories	(21,129)	(3,535)	(10,696)	(6,143)
Prepaid expenses	360	0	(761)	646
Other assets	(5,849)	(11,989)	1,852	1,002
Trade accounts payable	20,830	4,344	11,846	(11,216)
Taxes payable			4,817	1,151
Labor liabilities			530	(16)
Accrued liabilities and provisions			(352)	(598)
Related parties, net	(10,590)	(7,919)	(19,132)	375
Advances from customers	5,324	(12,388)	(18,461)	18,141
Other current liabilities	11,266	6,051
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	10,242	(14,152)	(4,810)	10,734
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investments	250	368	825	3,222
Proceeds from sale of property and equipment	143	0	3,609	0
Cash acquired from Andina Acquisition Corporation			0	3
Purchase of investments	(1,318)	(1,028)	400	(107)
Acquisition of property and equipment	(18,228)	(24,918)	(24,848)	(20,001)
Restricted cash	0	3,605	3,633	(3,746)
CASH USED IN INVESTING ACTIVITIES	(19,153)	(21,973)	(16,381)	(20,629)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	79,608	88,370	87,109	21,237
Proceeds from the sale of common stock	0	1,000	1,000	0
Proceeds from the exercise of warrants			821	0
Repayments of debt	(72,461)	(62,013)	(77,924)	(12,865)
Merger proceeds held in trust	0	22,519	22,519	0
CASH PROVIDED BY FINANCING ACTIVITIES	7,147	49,876	33,525	8,372
Effect of exchange rate changes on cash and cash equivalents	2,705	1,127	730	2,254
NET INCREASE (DECREASE) IN CASH	941	14,878	13,064	731
CASH - Beginning of period	15,930	2,866	2,866	2,135
CASH - End of period	16,871	17,744	15,930	2,866
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	4,778	4,031	7,451	7,303
Income Tax	11,938	7,785	3,101	4,183
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired under capital lease	44,624	3,152	27,778	17,686
Warrant exercise proceeds held by transfer agent	$ 0	$ 741
Assets acquired with issuance of debt			$ 4,000	$ 0